C26 Business combinations	12 Months Ended
Dec. 31, 2017
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C26 Business combinations

C26    Business combinations

Acquisitions and divestments

Acquisitions

Acquisitions 2015–2017

	2017	2016	2015
Total consideration, including cash	62	920	2,119
Acquisition-related costs1)	49	4	19
Net assets acquired
Cash and cash equivalents	—	139	271
Property, plant and equipment	12	19	45
Intangible assets	101	817	445
Other assets	1	290	572
Other liabilities	25	–290	–379

Total identifiable net assets	139	975	954
Goodwill2)	–77	–55	1,165

Total	62	920	2,119

1)	Acquisition-related costs are included in Selling and administrative expenses in the consolidated income statement.
2)	Of which SEK 0 (585) million was acquired goodwill and SEK –77 (–640) million refers to a reclassi-fication when the preliminary purchase price allocations were finalized between the years.

In 2017, Ericsson made acquisitions with a negative cash flow effect amounting to SEK 62 (781) million.

Divestments

Divestments 2015–2017

	2017	2016	2015
Proceeds	459	25	—
Net assets disposed of
Property, plant and equipment	62	36	—
Investments in joint ventures and associated companies	—	15	—
Goodwill	45
Other assets	219	5	52
Other liabilities	–180	–114	–3

	146	–58	49
Net gains/losses from divestments	313	83	–49
Less Cash and cash equivalents	—	—	—

Cash flow effect	459	25	—

In 2017, the Company made divestments with a cash flow effect amounting to SEK 459 (25) million.

Acquisitions 2015–2017

Company	Description	Transaction date

Nodeprime	A US based software development company with an infrastructure management platform.	Apr 2016

Ericpol	A software development company in Poland within telecommunications.	Apr 2016

FYI Television	A US based premier entertainment metadata and rich media content supplier.	Jan 2016

Envivio	A US-based company with competence in software-defined and cloud-enabled architectures for video processing.	Oct 2015

ICON	A consulting and systems integration business with approximately 250 employees and consultants.	Aug 2015

Sunrise technology	A business delivering complex IT solutions.	Jul 2015

Timelessmind	A Canada-based consulting and systems integration business specializing in operations and business support (OSS/BSS).	Apr 2015

Divestments 2015–2017

Company	Description	Transaction date

Power Modules	A divestment of the power modules business.	Sep 2017

Birla Ericsson Optical Ltd	A divestment of the shares in the associated company.	Jul 2016